Intangible Assets - Changes in Other Intangible Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	¥ 615,829	¥ 591,650
Additions	199,078	179,276
Acquisition of subsidiaries and businesses	6,579	10
Disposals	(3,291)	(1,079)
Amortization	(165,844)	(157,168)
Impairment losses	(55,816)	(448)	¥ (28,689)
Exchange differences	8,472	8,106
Others	(8,437)	(4,518)
Carrying amount ending balance	596,570	615,829	591,650
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	1,572,226	1,464,968
Carrying amount ending balance	1,664,827	1,572,226	1,464,968
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(956,397)	(873,318)
Carrying amount ending balance	(1,068,257)	(956,397)	(873,318)
Software [member] | Internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	334,639	307,058
Additions	125,824	117,470
Acquisition of subsidiaries and businesses	0
Disposals	(1,149)	(27)
Amortization	(95,604)	(90,580)
Impairment losses	(49,304)
Exchange differences	551	134
Others	918	584
Carrying amount ending balance	315,875	334,639	307,058
Software [member] | Internally generated [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	788,808	726,459
Carrying amount ending balance	841,775	788,808	726,459
Software [member] | Internally generated [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(454,169)	(419,401)
Carrying amount ending balance	(525,900)	(454,169)	(419,401)
Software [member] | Purchased [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	140,722	133,349
Additions	59,913	51,886
Acquisition of subsidiaries and businesses	1,030	8
Disposals	(1,728)	(1,027)
Amortization	(46,200)	(43,931)
Impairment losses	(6,512)	(447)
Exchange differences	2,282	1,380
Others	(4,913)	(496)
Carrying amount ending balance	144,594	140,722	133,349
Software [member] | Purchased [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	412,032	379,524
Carrying amount ending balance	467,821	412,032	379,524
Software [member] | Purchased [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(271,310)	(246,175)
Carrying amount ending balance	(323,227)	(271,310)	(246,175)
Contractual customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	65,196	75,097
Additions	0
Acquisition of subsidiaries and businesses	5,504	0
Disposals	0
Amortization	(12,315)	(11,982)
Impairment losses	0	0
Exchange differences	1,874	2,081
Others	0
Carrying amount ending balance	60,259	65,196	75,097
Contractual customer relationships [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	189,900	187,705
Carrying amount ending balance	188,183	189,900	187,705
Contractual customer relationships [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(124,704)	(112,608)
Carrying amount ending balance	(127,924)	(124,704)	(112,608)
Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	8,878	8,642
Additions	0
Acquisition of subsidiaries and businesses	0
Disposals	0
Amortization	(885)	(931)
Impairment losses	0
Exchange differences	994	1,167
Others	0
Carrying amount ending balance	8,987	8,878	8,642
Trademarks [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	55,573	54,329
Carrying amount ending balance	56,693	55,573	54,329
Trademarks [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(46,695)	(45,687)
Carrying amount ending balance	(47,706)	(46,695)	(45,687)
Other intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	66,394	67,504
Additions	13,341	9,920
Acquisition of subsidiaries and businesses	45	2
Disposals	(414)	(25)
Amortization	(10,840)	(9,744)
Impairment losses	0	(1)
Exchange differences	2,771	3,344
Others	(4,442)	(4,606)
Carrying amount ending balance	66,855	66,394	67,504
Other intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	125,913	116,951
Carrying amount ending balance	110,355	125,913	116,951
Other intangibles [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(59,519)	(49,447)
Carrying amount ending balance	¥ (43,500)	¥ (59,519)	¥ (49,447)